Note 9 - Production Costs	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of cost of sales [text block]
9	Production costs

	2023	2022	2021

Blanket Mine	69,591	62,998	53,126
Salaries and wages	25,042	23,037	20,609
Consumable materials	24,087	23,601	17,375
Consumable materials – COVID-19	–	311	297
Electricity costs	13,496	9,634	10,407
Safety	1,155	998	774
Cash-settled share-based expense (note 12.1(a))	637	853	692
On mine administration	2,783	2,736	1,806
Security	1,020	1,093	826
Solar operations and maintenance services	647	–	–
Obsolete inventory	283	563	36
Pre-feasibility exploration costs	441	172	304

Bilboes	13,118	–	–
Salaries and wages	2,796	–	–
Consumable materials	8,402	–	–
Electricity costs	553	–	–
Cash-settled share-based expense (note 12.1(a))	23	–	–
On mine administration	1,344	–	–

	82,709	62,998	53,126